ACCOUNTS AND OTHER RECEIVABLES, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS AND OTHER RECEIVABLES, NET

Note 3. ACCOUNTS AND OTHER RECEIVABLES, NET

The following is a summary of accounts receivables and other receivables:

	September 30, 2024	December 31, 2023
Patient service fees	$1,119,933	$657,717
Histology service fees	151,548	121,301
Medical director fees	6,494	3,103
Other receivables[1]	49,193	29,553
Total accounts and other receivables, net	$1,327,168	$811,674

Note 3. ACCOUNTS AND OTHER RECEIVABLES, NET

Accounts and other receivables at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022
Patient service fees	$657,717	$—
Histology service fees	121,301	—
Medical director fees	3,103	—
Other receivables	29,553	10,489
Total accounts and other receivables, net	$811,674	$10,489